SHARE-BASED COMPENSATION (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based compensation expense	$ 338,000	$ 213,000	$ 625,000	$ 1,825,000	$ 2,200,000	$ 3,385,000	$ 270,000
Cost of Goods Sold
Share-based compensation expense	0	0	0	0	0	0	0
General and Administrative Expense
Share-based compensation expense	$ 338,000	$ 213,000	$ 625,000	$ 1,825,000	$ 2,200,000	$ 3,385,000	$ 270,000